Schedule of Restricted Stock Activity (Details) - $ / shares shares in Thousands			6 Months Ended	12 Months Ended
	Jun. 07, 2024	Sep. 22, 2023	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Awards, Outstanding			74,545
Weighted Average Grant Date Fair Value, Outstanding			$ 5.51
Number of Awards, Granted			74,544	74,545
Weighted Average Grant Date Fair Value, Granted	$ 2.84	$ 5.51	$ 2.84	$ 5.51
Number of Awards, Cancelled/Forfeited			(74,545)
Weighted Average Grant Date Fair Value, Cancelled/Forfeited			$ 5.51
Number of Awards, Vested			(74,544)
Weighted Average Grant Date Fair Value, Vested			$ 2.84
Number of Awards, Outstanding				74,545
Weighted Average Grant Date Fair Value, Outstanding				$ 5.51